Summary Of Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Options excluded from computation of diluted earnings per share	78,166	126,787	372,653
Stock Options Outstanding Range of Exercise Prices, lower limit	$ 36.70	$ 35.69	$ 32.55
Stock Options Outstanding Range of Exercise Prices, upper limit	$ 37.98	$ 45.81	$ 54.88
Accumulated other comprehensive loss	$ (16,656,000)	$ (25,378,000)
Accumulated other comprehensive loss, pension net actuarial loss	20,600,000	28,700,000
Accumulated other comprehensive loss, currency translation adjustment	$ 3,900,000	$ 3,300,000
Aclara [Member]
Percentage of segment revenue from software components	100.00%
USG [Member]
Percentage of segment revenue from software components	100.00%
Percentage of consolidated revenue from software components	22.00%
Filtration [Member]
Revenue recognition period based on contract maintenance terms	12 months
Percentage of segment revenues recognized when services are performed for unaffiliated customers or when products are delivered	60.00%
Percentage of consolidated revenues recognized when services are performed for unaffiliated customers or when products are delivered	26.00%
Percentage of segment revenues recorded under percentage of completion method	40.00%
Percentage of consolidated revenues recorded under percentage of completion method	18.00%
Test [Member]
Percentage of segment revenues recognized when services are performed for unaffiliated customers or when products are delivered	65.00%
Percentage of consolidated revenues recognized when services are performed for unaffiliated customers or when products are delivered	22.00%
Percentage of segment revenues recorded under percentage of completion method	35.00%
Percentage of consolidated revenues recorded under percentage of completion method	12.00%
Percentage of segment revenues for which reliable measure of output cannot be established for recognition	5.00%
Percentage of consolidated revenues for which reliable measure of output cannot be established for recognition	2.00%
Restricted Stock [Member]
Options excluded from computation of diluted earnings per share	156,000	175,000	173,000
Maximum [Member] | Building [Member]
Property, plant and equipment, useful life	40 years
Maximum [Member] | Machinery and Equipment [Member]
Property, plant and equipment, useful life	10 years
Maximum [Member] | Office Furniture And Equipment [Member]
Property, plant and equipment, useful life	10 years
Maximum [Member] | Software Development Costs [Member]
Estimated useful life of capitalized software	7 years
Minimum [Member] | Building [Member]
Property, plant and equipment, useful life	10 years
Minimum [Member] | Machinery and Equipment [Member]
Property, plant and equipment, useful life	3 years
Minimum [Member] | Office Furniture And Equipment [Member]
Property, plant and equipment, useful life	3 years
Minimum [Member] | Software Development Costs [Member]
Estimated useful life of capitalized software	3 years